AFL - CIO Housing Investment Trust: Opportunities to Create Housing and Jobs in the State of Washington Presented to: Treasurer Mike Pellicciotti Office of Washington State Treasurer A ugust 22, 2024 Jazzie Collins Apartments San Francisco, CA

SUMMARY OF THE HIT Long History and Track Record Overview • Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) • Diverse leadership team with average 29 years experience, 20 years at HIT • Record of consistent and competitive returns • $6.6 billion investment grade fixed income portfolio • Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 • Socially responsible investment vehicle Active Impact Investing Investment Strategy • Affordable housing creation and preservation • Union construction jobs creation • Successful ESG record generating economic impacts that benefit underserved communities • Focus on high credit qualit y multifamily mortgage securities • Higher income with sup erior credit quality and similar interest rate risk • Provides liquidity and diversification versus other core strategies 1 As of June 30 , 2024

• Generate competitive risk - adjusted total returns versus its benchmark • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) • Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and liquidity Core Competency HIT OBJECTIVES AND STRATEGY 2

*Letter from George Meany, President, AFL - CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the “Meany Letter”). The Meany Letter is available on the HIT’s website at https://www.aflcio - hit.com/wp - content/uploads/2019/10/meany_letter.pdf. Ya Po Ah Terrace. Eugene, OR History of the HIT Granada Senior Apartments San Antonio, TX ▪ Created by the AFL - CIO Executive Council led by President George Meany: » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* ▪ 100 percent union labor requirement for all directly - sourced construction related investments Westmoreland Union Manor, Portland, OR 3

HIT’S LONG HISTORY OF IMPACT INVESTING *Source : HIT, b ased on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2024 . Projects 607 Cities represented across 30 states 202 Housing units, with 67% affordable housing 129,003 Invested or allocated $10.9 B in total development cost $21.9 B in total economic impacts $47.6 B Hours of on - site union construction work created 207.6 M 4

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2024) 607 290 83 76 67 42 22 # of Projects $10.9B $6.1B $1.6B $2.0B $1.1B $820.9M $484.7M HIT Investment λ $21.9B $13.5B $2.5B $5.0B $2.9B $2.2B $915.4M Total Development Cost 207.6M 100.5M 22.0M 26.2M 24.9M 16.8M 10.5M Union Construction Hours 237,200 117,801 27,899 29,358 28,484 20,475 11,585 Total Jobs Created 129,003 (67%) 79,707 (79%) 11,876 (53%) 44,609 (92%) 14,773 (68%) 4,871 (90%) 3,578 (36%) Housing Units (% affordable) $47.6B $24.1B $5.5B $6.3B $5.5B $4.5B $2.4B Total Economic Impact HIT’S INVESTMENT IN MAJOR MARKETS* ƒ Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC. $247M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of June 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal. 5

PROJECTS COMMITTED/IN CONSTRUCTION A S OF JUNE 30, 2024 Projects 39 Cities represented across 11 states 23 Housing units, with 53% affordable housing 6,209 Invested or allocated $1.0 B in total development cost $3.7 B in total economic impacts $6.6 B Hours of on - site union construction work created 24.5 M *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 6

HIT Investments in Washington Orchard Hills Richland, WA Concept One Apartments Seattle, WA The HIT has invested a total of $9.18 million in two projects in the state: ▪ $ 4 . 59 million towards the development of the Concept One Apartments in the Belltown neighborhood in northwest Seattle, a 70 - unit mixed income building . ▪ $ 4 . 59 million towards the development of 142 mixed - income units at the Orchard Hills Apartments in Richland, Washington . 7

Proposed State Housing and Jobs Initiative s Program Goal : • Addres s the state’s need for affordable rental housing and sustainable, equitable job creation by leveraging long term responsible investment capital for construction and permanent debt financing • Incentivize communities and developers to make a long - term commitment to both affordable housing construction and responsible workforce development through the construction of affordable housing with a skilled and trained workforce Key Elements : • Leverage long term responsible investment capital for construction and permanent debt financing by a ttract ing pension fund investment for the creation of affordable housing and careers in construction • Award gap financing to teams including pension fund investors • Pension fund investors allocate financing to developers committed to creating careers in construction and affordable multifamily rental housing construction • Public funds supplement first mortgage debt from the pension fund investors for construction and permanent financing, making affordable housing development feasible 8

Proposed State Housing and Jobs Initiative s Parameters : • Developments providing entry into construction careers via state registered apprenticeship programs, including utilization of nationally - recognized apprenticeship readiness programs and curriculum . • Developments with minimum hours of on - site construction by apprentices enrolled in state - registered apprenticeship programs . • Utilization of contractors dedicated to creating careers in construction through their funding of joint labor - management apprenticeship programs . • Developments involving Project Labor Agreements with local building trades . • All projects must adhere to all statutes and regulations governing the payment of prevailing wage . • Ensure that any developer that is being utilized for an affordable housing project can demonstrate a long - term commitment to hiring local residents and utilizing apprentices in registered apprenticeship programs . Qualified Applicants’ Teams Would Include : • Parties with a demonstrated track record of financing construction of affordable housing utilizing a skilled and trained workforce, including apprentices enrolled in state - registered apprenticeship programs . 9

Examples of Programs/Initiatives Government Programs • Nevada: $20 million set aside from $75 million State Infrastructure Bank to finance construction of affordable housing; requires use of financing from institutions like the HIT and a Project Labor Agreement. • Maine: $20 million set aside of ARPA funds to finance construction of affordable housing built under a Project Labor Agreement, out of $50 million of ARPA funds appropriated for affordable housing construction. • New York: Proposed $1 billion of state appropriated funds, through the New York Jobs and Housing Act, to finance the construction of affordable rental and cooperative housing , which requires the use of financing from institutions like the HIT and a Project Labor Agreement. HIT Initiatives • New York City Community Investment Initiative – the HIT has invested $2 billion in New York City, creating or preserving 44,970 units of rental housing, 41,209 of which are affordable or workforce housing, as well as producing 13,070 union construction jobs. • Massachusetts Housing Initiative – the HIT has invested $1 billion in Massachusetts, creating 6,688 rental housing units, 5,981 of which are affordable or workforce housing, as well as producing 10,231 union construction jobs. 10

ADDITIONAL INFORMATION ON HIT 11

Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 6.02 5.97 Effective Duration 71.1% 88.2% U.S. Government/ Agency/Cash 0.27 0.20 Convexity 23.7% 5.2% A & Below/Not Rated Aa2 Aa1 Quality Rating Similar Prepayment Risk Higher Yield 74% 72% Prepayment Protection 3.68% 4.05% Current Yield 26% 28% No Prepayment Protection 5.00% 5.65% Yield to Worst The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. ^ Source: Bloomberg Index Services Limited RELATIVE VALUE – FUNDAMENTALS VS. BENCHMARK As of June 30, 2024 12

HIT PERFORMANCE RELATIVE TO BENCHMARK 0.47% 0.31% 0.66% 0.58% 0.07% - 0.71% 3.82% 3.48% 2.63% - 2.81% - 3.12% - 3.02% - 0.20% - 0.52% - 0.23% 1.52% 1.14% 1.35% QTD YTD 1 - year 3 - year 5 - year Bloomberg Aggregate^ 10 - year HIT Gross HIT Net Total Returns vs. Benchmark As of June 30, 2024 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited 13

MULTIFAMILY FOCUS: GOVT/AGENCY CREDIT WITH ATTRACTIVE SPREADS • Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes • Prepayment protection through yield maintenance/penalty points • Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Dec - 22 Jun - 23 Dec - 23 Investment Comparison As of June 30, 2024 OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.37 0.37 7.90 10 Year UST 120 5.57 0.42 8.09 GNMA Construction/Permanent 89 5.22 0.34 7.33 GNMA Permanent 86 5.48 0.09 5.78 Structured GNPL (GNR 2024 - 100 BD) 54 4.87 0.33 7.20 FNMA Multifamily 10/9.5 DUS 39 5.91 - 0.74 2.54 UMBS 6.00% 30yr MBS 43 5.87 - 0.55 2.68 GNMA 6.00% 30yr MBS 0.0 1.0 2.0 3.0 4.0 5.0 6.0 200 180 160 140 120 100 80 60 40 20 0 Jun - 21 Dec - 21 Jun - 22 Jun - 24 Spreads to 10 - Year Treasury in Basis Points GNMA Permanent GNMA Construction/ Permanent FNMA Multifamily 10/9.5 DUS 10 - year Treas (right axis) Historical Multifamily Spreads June 2021 - June 2024 Source: HIT and Securities Dealers Percent 14

Ted Chandler, Senior Managing Director – Strategic Initiatives tchandler@aflcio - hit.com Aaron Prince , Regional Director aprince@aflcio - hit.com Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com 15